Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	U-Haul Holding Company
Entity Central Index Key	0000004457
Entity Emerging Growth Company	false
Entity File Number	001-11255
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-0106815
Entity Address, Address Line One	5555 Kietzke Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	688-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.25 par value
Trading Symbol	UHAL
Security Exchange Name	NYSE
Nonvoting Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series N Non-Voting Common Stock, $0.001 par value
Trading Symbol	UHAL.B
Security Exchange Name	NYSE